                               ING INVESTORS TRUST
                         ING DEVELOPING WORLD PORTFOLIO

                         Supplement Dated March 17, 2004
                             To ING Investors Trust
                     Adviser Class, Institutional Class and
                           Service Class Prospectuses
                              Dated May 1, 2003 and
                           Retirement Class Prospectus
                              Dated August 1, 2003


On February 19, 2004, the shareholders of ING Developing World Portfolio (the "Portfolio") approved a change in sub-adviser of the Portfolio from Baring International Investment Limited to ING Investment Management Advisors B.V. ("IIMA"). That change became effective on March 1, 2004.

In connection with the change in the sub-adviser to the Portfolio: (1) the Portfolio's non-fundamental investment strategies and policies are modified so that the Portfolio's strategy is more aligned with the strategy IIMA utilizes for ING Emerging Countries Fund and ING Emerging Markets Portfolio, essentially allowing the Portfolio to invest at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets;
(2) the management fee paid by the Portfolio to the adviser, Directed Services, Inc. ("DSI") is reduced from 1.50% to 1.25%; and (3) the sub-advisory fee paid by DSI to the sub-adviser is reduced from 0.90% to 0.385%.

Modifications to the Adviser Class, Institutional Class, Service Class and Retirement Class Prospectuses to reflect these changes are set out below.

1) The ING Developing World Portfolio information in the section entitled "Portfolios and Portfolio Managers" on page 1 of the Prospectuses is deleted and replaced with the following:

      ING Developing World Portfolio - ING Investment Management Advisors B.V.

2) The "Portfolio Manager," "Principal Investment Strategy," "Principal Risks," and "More on the Portfolio Manager" sections on pages 17, 18 and 19, respectively, in the Adviser Class Prospectus; pages 17, 18 and 20, respectively, in the Institutional Class Prospectus; pages 16, 17, 18 and 19, respectively, in the Service Class Prospectus; and pages 18, 19 and 20 in the Retirement Class Prospectus, are deleted in their entirety and replaced with the following:

           PORTFOLIO
           MANAGER      ING Investment Management Advisors B.V. ("IIMA")

           PRINCIPAL    The Portfolio normally invests at least 80% of its
           INVESTMENT   assets in securities of issuers located in at least
           STRATEGY     three countries with emerging securities markets. The
                        Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio Manager defines emerging country securities as those included in the MSCI Emerging Markets Free Index, which currently includes 26 countries, divided over three main sub-regions: Asia, Latin America and EMEA (emerging
                        Europe, Middle East and Africa).

                        The Portfolio may invest up to 20% of its assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, the Portfolio invests at least 75% of its total assets in common and preferred stocks, American and Global Depositary Receipts, warrants and convertible securities. The Portfolio may invest in small- and mid-sized companies.

                        In selecting securities located in emerging market countries, the Portfolio Manager uses a bottom-up fundamental analysis to identify companies that it believes have good earning growth prospects and that can be bought at a price which seems reasonable. To help in this process, the Portfolio Manager scores the emerging markets stocks on a wide range of quantitative and qualitative measures, with particular attention paid to long-term and short-term earnings growth prospects and valuation measures. The Portfolio Manager seeks securities of emerging markets issuers which are relatively liquid and covered by professional security analysts.

                        In selecting stocks in developed markets, the Portfolio Manager seeks the most attractive opportunities in such markets. For such securities, the Portfolio Manager uses a bottom-up analysis to choose companies that offer good value relative to their peers in the same industry, sector or region. The Portfolio Manager also uses a top-down analysis to identify important themes or issues that may affect the investment environment in certain regions or sectors to estimate regional market risks. In conducting its fundamental analysis, the Portfolio Manager focuses on various matters, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

                        The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

                        The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

PRINCIPAL RISKS:

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of a Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. Please note that there may be other risks that are not listed below that could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the Portfolio Manager may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                              Emerging Markets Risk
                             Foreign Investment Risk
                              Growth Investing Risk
                                  Manager Risk
                             Market and Company Risk
                           Convertible Securities Risk
                              Debt Securities Risk
                         Active or Frequent Trading Risk
                               Small Company Risk
                              Mid-Cap Company Risk
                             Securities Lending Risk
                                 Liquidity Risk

MORE ON THE       IIMA is a Netherlands corporation organized in 1896 that
PORTFOLIO         became an investment advisory company in 1991. Its principal
MANAGER           office is located at Prinses Beatrixlaan 15, 2595AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Groep. As of November 30, 2003, no Trustee or officer of the Portfolio was an officer, director, employee, general partner or shareholder of IIMA. IIMA is an indirect wholly-owned subsidiary of ING
                  Groep. As of November 30, 2003, IIMA managed over $75.8 billion in assets.

                  The Portfolio is managed by the following IIMA investment personnel:

                  Name              Position and Recent Business Experience

                  Jan Wim Derks     Investment Manager

                                    Mr. Derks has served as a member of IIMA's emerging markets portfolio management team (the "Management Team") since October 2000. He also serves as Director of Global Emerging Markets

                                    Equities at ING Investment Management, Inc.
                                    - Europe ("IIM-Europe"). Prior to joining
                                    IIM-Europe in 1997, Mr. Derks managed a
                                    Latin American equity fund with ABN AMRO.

                  Eric Conrads      Investment Manager

                                    Mr. Conrads joined ING in 1996 after
                                    participating in a financial trainee program in Tokyo. Since 1997 he has managed the BBL Latin America Equity Fund and in 2001 he took over the management of the ING Latin America Equity Funds. In early 2003, Mr. Conrads joined the Global Emerging Markets Team at IIM-Europe while also continuing his responsibilities managing ING's Latin American regional funds.

                  Bratin Sanyal     Investment Manager

                                    Mr. Sanyal has served as a member of the Management Team since October 2000. He serves as the Senior Portfolio Manager - Global Emerging Markets Equities at IIM-Europe. Mr. Sanyal has held several positions with IIM-Europe, most recently as an Asian equity fund manager. Mr. Sanyal joined IIM-Europe in 1995.

3) The ING Developing World Portfolio information in the "Annual Portfolio Operating Expenses" table on page 62 in each of the Adviser Class, Institutional Class and Service Class Prospectuses and page 63 in the Retirement Class Prospectus, is deleted and replaced with the "Annual Portfolio Operating Expenses" table set out below that applies to that class:

                                                         Adviser Class Shares
                                                 Annual Portfolio Operating Expenses
                                           (as a percentage of average daily net assets)(1)
                                                                                        Total        Fee Waiver/     Total Net
                      Management      Distribution      Shareholder       Other       Operating        Expense       Operating
                         Fee          (12b-1) Fee(2)    Services Fee    Expenses(3)    Expenses     Reimbursement    Expenses
                         ---          --------------    ------------    -----------    --------     -------------    --------
Developing World         1.25%             0.25%            0.25%          0.01%         1.76%           0.10%          1.66%

(1) This table shows the estimated operating expenses for Class A shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) DSI has contractually agreed to waive 0.10% of the distribution fee for Class A shares of the Portfolios, so that the actual fee paid by a Portfolio is at an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least December 31, 2003. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

                                   Institutional Class Shares
                              Annual Portfolio Operating Expenses
                        (as a percentage of average daily net assets)(1)
                     Management      Distribution        Other        Total Operating
                        Fee           (12b-1) Fee      Expenses(2)       Expenses
                        ---           -----------      -----------       --------
Developing World       1.25%             0.00%           0.01%             1.26%

(1) This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

                                        Service Class Shares
                                Annual Portfolio Operating Expenses
                          (as a percentage of average daily net assets)(1)
                     Management       Distribution        Shareholder        Other       Total Operating
                       Fee(2)          (12b-1) Fee        Services Fee     Expenses(2)       Expenses
                       ------          -----------        ------------     ----------        --------
Developing World       1.25%             0.00%              0.25%            0.01%             1.51%

(1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability

      Insurance coverage, any taxes paid by the Portfolios, expenses paid through the service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

                                                    Retirement Class Shares
                                              Annual Portfolio Operating Expenses
                                        (as a percentage of average daily net assets)(1)
                                                                                      Total                 Total Net
                      Management    Shareholder     Distribution        Other       Operating      Fee      Operating
                         Fee        Service Fee     (12b-1) Fee(2)    Expenses(3)    Expenses     Waiver    Expenses
                         ---        -----------     --------------    -----------    --------     ------    --------
Developing World         1.25%          0.25%            0.50%           0.01%          2.01%      0.15%      1.86%

(1) This table shows the estimated operating expenses for Class R shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) DSI has contractually agreed to waive 0.15% of the distribution fee for Class R shares of the Portfolios, so that the actual fee paid by a Portfolio is at an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least July 31, 2004. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the Shareholder Service and Distribution Plan for the Class R shares, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

4) The ING Developing World Portfolio information in the "Examples" table on page 63 in each of the Adviser Class, Institutional Class and Service Class Prospectuses and page 65 in the Retirement Class Prospectus, is deleted and replaced with the expense chart set out below that applies to that class:

           Adviser Class

                          1 Year     3 Years     5 Years     10 Years
                          ------     -------     -------     --------
Developing World           $169       $544        $945        $2,065

           Institutional Class

                           1 Year     3 Years     5 Years     10 Years
                           ------     -------     -------     --------
Developing World           $128       $400        $692        $1,523

           Service Class

                           1 Year     3 Years     5 Years     10 Years
                           ------     -------     -------     --------
Developing World           $154       $477        $824        $1,802

           Retirement Class

                           1 Year     3 Years     5 Years     10 Years
                           ------     -------     -------     --------
Developing World           $189       $616        $1,069      $2,326

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING INVESTORS TRUST
                         ING DEVELOPING WORLD PORTFOLIO

                         Supplement Dated March 17, 2004
                  To Adviser, Institutional and Service Classes
                       Statement of Additional Information
                              Dated May 1, 2003 and
                                Retirement Class
                       Statement of Additional Information
                              Dated August 1, 2003

On February 19, 2004, the shareholders of ING Developing World Portfolio (the "Portfolio") approved a change in sub-adviser of the Portfolio from Baring International Investment Limited to ING Investment Management Advisors B.V. ("IIMA"). That change became effective on March 1, 2004.

In connection with the change in the sub-adviser to the Portfolio: (1) the Portfolio's non-fundamental investment strategies and policies are modified so that the Portfolio's strategy is more aligned with the strategy IIMA utilizes for ING Emerging Countries Fund and ING Emerging Markets Portfolio, essentially allowing the Portfolio to invest at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets;
(2) the management fee paid by the Portfolio to the adviser, Directed Services, Inc. ("DSI") is reduced from 1.50% to 1.25%; and (3) the sub-advisory fee paid by DSI to the sub-adviser is reduced from 0.90% to 0.385%.

Modifications to the Adviser Class, Institutional Class, Service Class and Retirement Class Statements of Additional Information ("SAI") to reflect these changes are set out below.

1) The first paragraph under "The Management Agreement" section on page 77 of the Adviser, Institutional and Service Classes SAI and page 73 of the Retirement Class SAI is deleted and replaced with the following:

            Directed Services, Inc. ("DSI or the "Manager") serves as Manager to the Portfolios pursuant to a Management Agreement (the "Management Agreement") between the Manager and the Trust. DSI's address is 1475 Dunwoody Drive, West Chester, PA 19380-1478. DSI is a New York corporation that is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), which, in turn, is a subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. DSI is registered with the SEC as an investment adviser and a broker-dealer. Four Portfolio Managers of the Trust, ING Investment Management, LLC, Baring International Investment Limited, ING Investments, LLC and ING Investment Management Advisors B.V. ("IIMA") are affiliates of DSI through their common ownership by ING. DSI has entered into an Administrative Services Sub-Contract (the "Sub-Contract" with one of its affiliates, ING Funds Services, LLC ("ING Funds Services"), effective January 1, 2003. ING Funds Services is located at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258. Under the Sub-Contract, ING Funds

            Services assumes responsibility for providing non-advisory services required of DSI under the Management Agreement to the Trust on DSI's behalf. Under the Sub-Contract, ING Funds Services is compensated by DSI a portion of the unified fee for the services performed by ING Funds Services under the Sub-Contract.

2) The Management Fee information for ING Developing World Portfolio on page 80 of the Adviser, Institutional and Service Classes SAI and page 76 of the Retirement Class SAI is deleted and replaced with the following:

           Developing World               1.25%

3) The ING Developing World Portfolio information in the table under the section entitled "Portfolio Managers" on page 83 of the Adviser, Institutional and Service Classes SAI and page 80 of the Retirement Class SAI is deleted and replaced with the following:

         Portfolio Manager            Portfolio         Portfolio Management Fee
         -----------------            ---------         ------------------------
         ING Investment Management    Developing World                  0.385%
         Advisors B.V.

4) The table beginning on page 86 of the Adviser, Institutional and Service Classes SAI depicting gross fees paid to each Portfolio Manager for the fiscal years ended December 31, 2002, 2001 and 2000 is revised to add the following footnote to the ING Developing World Portfolio:

           10) Prior to March 1, 2004, the ING Developing World Portfolio was sub-advised by Baring International Investment Limited, which received the fees set out in the table above for the period ended December 31, 2002. Effective March 1, 2004, the Portfolio is sub-advised by ING Investment Management Advisors B.V.

5) The table beginning on page 83 of the Retirement Class SAI depicting gross fees paid to each Portfolio Manager for the fiscal years ended December 31, 2002, 2001 and 2000 is revised to add the following footnote to the ING Developing World Portfolio:

           9) Prior to March 1, 2004, the ING Developing World Portfolio was sub-advised by Baring International Investment Limited, which received the fees set out in the table above for the period ended December 31, 2002. Effective March 1, 2004, the Portfolio is sub-advised by ING Investment Management Advisors B.V.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE